THE DRESHER FAMILY OF FUNDS

                    The Dresher Classic Retirement Fund

                                    &

                   The Dresher Comprehensive Growth Fund

                            Semi-Annual Report

                              June 30, 2000

                    MANAGEMENT DISCUSSION OF PERFORMANCE

                                 General

We continue to be long-term investors unwilling to chase the hot sector. We are confident our strategy will bring long-term benefits to our shareholders.

                     The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. The top performers for the period were Price Blue Chip Growth Fund (6.88%) and Selected American Shares (3.83%).

                    The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchangeable for common stock. The top performers for the period were the Invesco Strategic Technology Fund (15.84%) and L. Roy Papp Stock Fund (6.86%).

                            PORTFOLIO OF INVESTMENTS
                       THE DRESHER CLASSIC RETIREMENT FUND
                                  JUNE 30, 2000
                                   (UNAUDITED)




                                                                     PERCENTAGE
FUND                                     SHARES          VALUE        OF TOTAL
___________________________________     _______       ___________    __________

Marsico Growth and Income Fund          143,998       $ 2,911,643       20.1%
Selected American Shares                 68,111         2,593,668       17.9%
Price Blue Chip Growth Fund              65,585         2,547,304       17.5%
Janus Worldwide Fund                     23,470         1,836,316       12.6%
White Oak Growth Fund                     9,186           728,367        5.0%
                                                      ___________     _______

Total Investments (cost $7,748,617)                    10,617,298       73.1%
Other Assets and Liabilities                            3,900,873       26.9%
                                                      ___________     _______

Net Assets                                            $14,518,171      100.0%
                                                      ===========     =======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '00                     $13,565                       $12,895
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                            PORTFOLIO OF INVESTMENTS
                      THE DRESHER COMPREHENSIVE GROWTH FUND
                                  JUNE 30, 2000
                                   (UNAUDITED)




                                                                     PERCENTAGE
FUND                                        SHARES       VALUE        OF TOTAL
_____________________________________      _______   ____________    __________

Harbor Capital Appreciation Fund            47,278   $  2,493,940       16.9%
Invesco Strategic Technology Fund           23,884      2,228,375       15.1%
Marsico Focus Fund                          93,809      2,021,573       13.7%
Legg Mason Value Fund                       22,224      1,469,446       10.0%
Torray Fund                                 28,318      1,145,747        7.8%
Weitz Series Value Fund                     29,023        878,829        6.0%
Stein Roe Large Company Focus Fund          63,983        877,843        6.0%
White Oak Growth Fund                        9,464        750,379        5.1%
L. Roy Papp Stock Fund                      15,446        668,212        4.5%
                                                       ___________    _______

Total Investments (cost $9,294,533)                    12,534,344       85.1%
Other Assets and Liabilities                            2,195,044       14.9%
                                                       __________     _______

Net Assets                                           $ 14,729,388      100.0%
                                                     ============     =======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensove     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  JUN '00                     $15,138                       $17,842
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000
                                   (UNAUDITED)

                                             CLASSIC           COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
ASSETS

Investments In Securities:
  At Acquisition Cost                      $  7,748,617         $  9,294,533
                                           ============         ============
  At Value (Note 1)                        $ 10,617,298         $ 12,534,344
Cash, at Custodian Bank                       3,888,895            2,187,579
 Interest and Dividends Receivable               14,919               10,539
                                           ____________         ____________

     TOTAL ASSETS                          $ 14,521,112         $ 14,732,462
                                           ____________         ____________

LIABILITIES

  Payable to Advisor (Note 3)                     2,941                3,074
                                           ____________         ____________

     TOTAL LIABILITIES                            2,941                3,074
                                           ____________         ____________

NET ASSETS                                 $ 14,518,171         $ 14,729,388
                                           ============         ============

NET ASSETS consist of:
  Capital Shares                           $ 11,859,681         $ 11,024,514
  Accumulated Net Realized Gain (Loss)
    on Investments                             (210,191)             465,063
  Net Unrealized Appreciation on
    Investments                               2,868,681            3,239,811
                                           ____________         ____________

NET ASSETS                                 $ 14,518,171         $ 14,729,388
                                           ============         ============
SHARES OUTSTANDING (Unlimited Number
  of Shares Authorized, No Par Value)           447,264              414,141
                                           ============         ============
NET ASSET VALUE PER SHARE                         32.46                35.57
                                           ============         ============

   The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

                                                CLASSIC        COMPREHENSIVE
                                            RETIREMENT FUND     GROWTH FUND

INVESTMENT INCOME
   Interest Income                            $     56,433      $     45,414
   Dividend Income From Underlying Funds            23,229            30,031
                                              _____________     _____________

 Total Investment Income                            79,662            75,445
                                              _____________     _____________

EXPENSES
   Management Fees (Note 3)                         77,968            83,395
   12b-1 Fees (Notes 3)                             16,241            17,371
                                              _____________     _____________
 Total Expenses Before Waiver By Advisor            94,209           100,766
                                              _____________     _____________

   Fees Waived By Advisor (Note 3)                 (16,241)          (17,371)
                                              _____________     _____________

Total Expenses After Fees Waived by Advisor         77,968            83,395
                                              _____________     _____________

NET INVESTMENT INCOME (LOSS)                         1,694            (7,950)
                                              _____________     _____________

REALIZED and UNREALIZED GAIN
 ON INVESTMENTS
   Capital Gain Distributions Received
     From Underlying Funds                           1,344           232,451
   Realized Gain (Loss) on Sale of
     Underlying Funds                             (159,037)          251,957
   Change in Net Unrealized Appreciation
     of Underlying Funds                           158,315          (312,893)
                                              _____________     _____________
Net Realized and Unrealized Gain
  on Investments                                       622           171,515
                                              _____________     _____________
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $      2,316     $     163,565
                                              =============     =============


   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF CHANGES IN NET ASSETS


                                  CLASSIC RETIREMENT        COMPREHENSIVE
                                         FUND                GROWTH FUND
                                ----------------------   ----------------------
                                  For the      For the     For the     For the
                                 Six Months     Year      Six Months    Year
                                 Ended June     Ended     Ended June    Ended
                                  30, 2000    December     30, 2000    December
                                (Unaudited)   31,1999    (Unaudited)   31,1999

OPERATIONS

Net Investment Income (Loss)   $    1,694 $    (5,742) $   (7,950) $   (42,536)
Net Realized Gain (Loss) from
 Security Transactions           (159,037)   (163,737)    251,957     (108,647)
Capital Gain Distributions from
 Underlying Funds                   1,344     273,736     232,451      382,401
Change in Net Unrealized
 Appreciation in Underlying Funds 158,315   2,337,987    (312,893)   3,202,174
                                __________ ___________  __________  __________
Increase In Net
 Assets from Operations             2,316   2,442,244     163,565    3,433,392
                                __________ ___________  __________  __________

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net
 Investment Income                      -           -           -            -
Dividends from Net
 Realized Gains                         -    (104,259)          -     (285,150)
                                 __________ ___________  __________ ___________
Decrease in Net Assets due to
 Distributions                          -    (104,259)          -     (285,150)
                                 __________ ___________  __________ ___________
CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold      $4,138,520 $ 3,853,401 $  3,122,555   3,500,836
Reinvestment of Distributions      60,052     208,069       64,577     394,325
Cost of Shares Redeemed        (1,238,926) (4,574,262)  (1,519,558) (4,578,691)
                                __________ ___________  ___________ ___________
Increase (Decrease) In Net
 Assets due to Share
 Transactions                   2,959,646    (512,792)   1,667,574    (683,530)
                                __________ __________   __________  ___________

Increase In Net Assets          2,961,962   1,825,193    1,831,139   2,464,712

Net Assets Beginning of
 Year                          11,556,209   9,731,016   12,898,249  10,433,537
                               __________  __________  __________   __________

Net Assets - End of Year      $14,518,171 $11,556,209  $14,729,388 $12,898,249
                              =========== ===========  =========== ===========

OTHER INFORMATION

Shares:
 Sold                             129,394     140,689       87,919     122,714
 Issued In Reinvestment of
  Distributions                     1,848       6,876        1,816      11,813
 Redeemed                         (37,894)   (167,890)     (42,047)   (162,595)
                               ___________   _________   _________    _________

Net Increase (Decrease)            93,348     (20,325)      47,688     (28,068)
                               ===========   =========   =========    =========


The accompanying notes are an integral part of these financial statements.

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                               CLASSIC
                                             GROWTH FUND
                        -------------------------------------------------------
                                                                    For the
                                                                  Period from
                                                                   October 1,
                                                                  1997 (Date of
                         For the                                  Commencement
                        Six Months    For the      For the        of Investment
                        Ended June   Year Ended   Year Ended       Operations)
                         30, 2000     December     December        to December
                       (Unaudited)    31, 1999     31, 1998         31, 1997


Net Asset Value,
 Beginning Period      $   32.65     $   26.00   $   24.20       $   25.23
                       __________    __________  __________      __________
Investment Operations
Net Investment Income
  (Loss)                    0.01         (0.02)      (0.05)           0.34
Net Realized and
 Unrealized Gain (Loss)
 on Investments            (0.20)         6.97        1.96           (0.40)
                       __________    __________  __________      __________
Total from Investment
 Operations                (0.19)         6.95        1.91           (0.06)
                       __________    __________  __________      __________
Distributions
 Dividends from Net
  Investment Income             -            -       (0.11)          (0.34)
 Distributions from
  Net Realized Gains            -        (0.30)          -           (0.63)
                       __________    __________  __________      __________

Total from Distributions       -         (0.30)      (0.11)          (0.97)
                       __________    __________  __________      __________

Net Asset Value, End
 of Period             $   32.46    $    32.65   $   26.00       $   24.20
                       ==========    ==========  ==========      ==========

Total Return               (0.58)%       26.73%       7.89%          (0.20%)
Ratio of Net Expenses
 to Average Net Assets      1.20% (a)     1.20%       1.20%           1.20% (a)
Ratio of Expenses
 Before Waiver to
 Average Net Assets         1.45% (a)     1.45%       1.45%           1.45% (a)
Ratio of Net
 Investment Income
 (Loss) to Average Net
  Assets                    0.01% (a)    (0.05%)     58.00%           5.36% (a)
Portfolio Turnover
 Rate                      13.53%        54.02%      96.94%           6.77%

Net Assets, End of
 Period (000's)         $ 14,518      $ 11,556    $  9,731       $   4,665

(a) Annualized

                        THE DRESHER FAMILY OF FUNDS
                           FINANCIAL HIGHLIGHTS

 Per share information for a share outstanding throughout the period.


                                           COMPREHENSIVE
                                            GROWTH FUND
                        -------------------------------------------------------
                                                                    For the
                                                                  Period from
                                                                  October 1,
                                                                  1997 (Date of
                         For the                                  Commencement
                        Six Months    For the      For the        of Investment
                        Ended June   Year Ended   Year Ended       Operations)
                         30, 2000     December     December        to December
                       (Unaudited)    31, 1999     31, 1998         31, 1997


Net Asset Value,
 Beginning Period       $   35.20     $   26.44   $   24.44      $   25.14
                        _________     __________  _________      _________
Investment Operations
 Net Investment Income
  (Loss)                     0.01         (0.12)      (0.08)          0.33
Net Realized and
 Unrealized Gain (Loss)
 on Investments              0.36          9.68        2.45          (0.27)
                        __________    __________  __________     __________
Total from Investment
 Operations                  0.37          9.56        2.37           0.06
                        __________    __________  __________     __________
Distributions
 Dividends from Net
  Investment Income             -             -          -           (0.33)
 Distributions from
  Net Realized Gains            -         (0.80)      (0.37)         (0.43)
                       __________    ___________  __________     __________

Total from Distributions        -         (0.80)      (0.37)         (0.76)
                       __________    __________  __________      __________

Net Asset Value. End
 of Period               $  35.57     $   35.20   $   26.44      $   24.44
                        ==========    ==========  ==========     ==========

Total Return                 1.05%        36.16%       9.70%          0.28%
Ratio of Net Expenses
 to Average Net Assets       1.20%  (a)    1.20%       1.20%          1.20% (a)
Ratio of Expenses
 Before Waiver to
 Average Net Assets          1.45%  (a)    1.45%       1.45%          1.45% (a)
Ratio of Net
 Investment Income
 (Loss) to Average Net
 Assets                     (0.06%) (a)   (0.38%)     (0.43%)         5.12% (a)
Portfolio Turnover
 Rate                       20.01%        59.86%      48.23%         22.39%

Net Assets, End of
Period (000's)           $  14,729     $ 12,898    $ 10,434       $  3,592

(a) Annualized

                          THE DRESHER FAMILY OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                               JUNE 30, 2000

                                (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities are valued as of the close of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Funds' intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differ-ences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                              THE DRESHER FAMILY OF FUNDS

                             NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 2000

                                     (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $2,208,000 and $1,761,104, respectively for The Dresher Classic Retirement Fund and $3,180,000 and $2,316,869, respectively for The Dresher Comprehensive Growth Fund.

At June 30, 2000, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $7,748,617 and for The Dresher Comprehensive Growth Fund was $9,294,533.

At June 30, 2000, the total unrealized appreciation and total unrealized depreciation was $2,868,681 and $0, respectively for the Dresher Classic Retirement Fund and $3,404,654 and $164,843, respectively for The Dresher Comprehensive Growth Fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Funds' investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 2000. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the six months ended June 30, 2000, the Advisor was due $94,209 and $100,766 then waived $16,241 and $17,371 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

                               THE DRESHER FAMILY OF FUNDS

                              NOTES TO FINANCIAL STATEMENTS

                                   JUNE 30, 2000

                                    (UNAUDITED)

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the six months ended June 30, 2000, NFA Brokerage, Inc. received $16,241 and $17,371 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

NOTE 4 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Funds' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At June 30, 2000, the Classic Retirement Fund and The Comprehensive Growth Fund had net capital loss carryforwards for federal income tax purposes of $54,194 and $11,397 respectively, which are available for offsets against future taxable capital gains, and expire in 2006 and 2007, respectively. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

SERVICING AGENTS


INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

CUSTODIAN:

Firstrust Savings Bank
1931 Cottman Avenue
Philadelphia, Pennsylvania 19111

BROKER-DEALER/DISTRIBUTOR:

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025

INDEPENDENT ACCOUNTANTS:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001

LEGAL COUNSEL:

Robert Patrylak, Esq.
30 W. Lodges Lane
Bala Cynwyd, Pennsylvania 19004